OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2025 and 2024:

	December 31,
	2025	2024

Government institutions	$22	$26
Deposits at the Chamber of Commerce	48	26
Deferred cost of revenues	46	129
Prepaid expenses	196	233
Other	30	22
	$342	$436